Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

21       Cash and cash equivalents

	At December 31,
	2023	2022
Cash to be deposited	657	568
Cash at banks	192,381	255,743
Time deposits	16,729	12,474
Other cash equivalents (1)	160,081	116,480
	369,848	385,265

(1) Mainly includes bank deposit certificates with immediate liquidity, treasury bills and highly liquid investments in mutual funds.

The Group considers that its cash and cash equivalents have low credit risk based, mainly, on the external credit ratings of the counterparties.

As of December 31, 2023, cash and cash equivalents includes restricted cash on deposit as collateral for a total amount of USD 5,864 (USD 4,843 as of December 31, 2022).